OPERATING SEGMENTS INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
OPERATING SEGMENTS INFORMATION	OPERATING SEGMENTS INFORMATION
a.Operating segments, segment revenue and operating results
TSMC’s chief operating decision makers periodically review operating results, focusing on operating income generated by foundry segment. Operating results are used for resource allocation and/or performance assessment. As a result, the Company has only one operating segment, the foundry segment. The foundry segment engages mainly in the manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing of masks.
The basis for the measurement of income from operations is the same as that for the preparation of financial statements. Please refer to the consolidated statements of comprehensive income for the related segment revenue and operating results.
b.Geographic and major customers’ information were as follows:
1)Geographic information

	December 31, 2024	December 31, 2025
	NT$	NT$
Noncurrent Assets	(In Millions)	(In Millions)

Taiwan	$2,613,112.2	$3,102,343.0
United States	541,836.3	540,057.4
Japan	126,600.6	117,403.2
China	82,405.8	65,019.9
Europe, the Middle East and Africa	19,150.1	51,515.1
Others	1.4	1.2

	$3,383,106.4	$3,876,339.8
Noncurrent assets include property, plant and equipment, right-of-use assets, intangible assets and other noncurrent assets.
2)Major customers representing at least 10% of net revenue

	Years Ended December 31
	2023		2024		2025
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)

Customer A	NA (Note)	NA	$352,271.2	12	$726,974.3	19
Customer B	546,550.9	25	624,345.5	22	645,178.7	17
Customer C	241,152.4	11	NA (Note)	NA	NA (Note)	NA
Note:  Revenue less than 10% of the Company’s net revenue.